Related Parties (Details) - Avista - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2020	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amount per agreement	$ 1,700	$ 2,400		$ 275
Accrued liability			$ 200
Related party expenses			$ 1,000	1,900
Maximum
Related Party Transaction [Line Items]
Accrued liability				$ 100